COMMITMENTS - Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Contingencies line items
Purchase commitments	$ 5,399
Decommissioning and restoration provision	18,436	$ 13,675	$ 5,240
Office lease	669
Repayment	667,995	$ 501,160	$ 309,847
Total	558,396
Less than 1 year
Contingencies line items
Purchase commitments	5,399
Office lease	573
Total	431,998
1-3 years
Contingencies line items
Decommissioning and restoration provision	318
Office lease	96
Total	7,164
4-5 years
Contingencies line items
Total	101,116
More than 5 years
Contingencies line items
Decommissioning and restoration provision	18,118
Total	18,118
Credit Facility
Contingencies line items
Repayment	423,776
Credit Facility | Less than 1 year
Contingencies line items
Repayment	423,776
Unsecured convertible senior subordinated notes due 2022
Contingencies line items
Repayment	110,116
Unsecured convertible senior subordinated notes due 2022 | Less than 1 year
Contingencies line items
Repayment	2,250
Unsecured convertible senior subordinated notes due 2022 | 1-3 years
Contingencies line items
Repayment	6,750
Unsecured convertible senior subordinated notes due 2022 | 4-5 years
Contingencies line items
Repayment	$ 101,116